Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Accumulated deficit	$ 77,793,056
Loss from operations	(55,774,506)	$ (4,773,198)	$ (4,536,555)
Advertising and promotional expenses		$ 77,915